Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Revenues

19. Revenues

The following table represents disaggregated revenues from our gaming operations for the three months ended March 31, 2020 and 2019. Net Gaming Revenues represents Turnover (also referred to as “Handle”), the total bets processed for the period, less customer winnings paid out, commissions paid to agents, and taxes due to government authorities, while Commission Revenues represents commissions on lotto ticket sales and Service Revenues is revenue invoiced for our Elys software service and royalties invoiced for the sale of virtual products.

	Three Months Ended March 31,
	2020	2019
Turnover
Web-based	$92,376,106	$86,575,901
Land-based	23,602,084	50,399,564
Total Turnover	115,978,190	136,975,465

Winnings/Payouts
Web-based	86,095,623	82,262,937
Land-based	18,191,402	44,356,302
Total Winnings/payouts	104,287,025	126,619,239

Gross Gaming Revenues
Web-based	6,280,483	4,312,964
Land-based	5,410,682	6,043,262
Gross Gaming Revenues	$11,691,165	$10,356,226

Less: ADM Gaming Taxes	(1,530,795)	(1,193,746)
Net Gaming Revenues	$10,160,370	$9,162,480

Betting platform software and services	9,804	103,814
Revenue	$10,170,174	$9,266,294

19.	Revenues

The following table represents disaggregated revenues from our gaming operations for the years ended December 31, 2019 and 2018. Net Gaming Revenues represents Turnover (also referred to as “Handle”), the total bets processed for the period, less customer winnings paid out, commissions paid to agents, and taxes due to government authorities, while Commission Revenues represents commissions on lotto ticket sales and Service Revenues is revenue invoiced for our Elys software service and royalties invoiced for the sale of virtual products.

	For the Year Ended December 31,
	2019	2018
Handle (Turnover)
Handle web-based	$328,385,837	$235,891,170
Handle land-based	125,747,337	177,334,592
Total Handle (Turnover)	$454,133,174	$413,225,762

Winnings/Payouts
Winnings web-based	309,214,993	223,064,978
Winnings land-based	105,011,619	152,446,130
Total Winnings/Payouts	414,226,612	375,511,108

Gross Gaming Revenues	$39,906,562	$37,714,654

Less: ADM Gaming Taxes	4,697,085	3,417,150

Net Gaming Revenues	$35,209,477	$34,297,504
Betting platform software and services	373,654	277,593
Revenues	$35,583,131	$34,575,097